Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 597,432	$ 560,757
Less: Accumulated depreciation and depletion		(55,739)	(42,609)
Property, plant and equipment, net	[1]	541,693	518,148	[2]
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment		16,929	11,403
Mining property and mine development
Property, Plant and Equipment [Line Items]
Property, plant and equipment		113,169	98,689
Plant and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment		331,165	244,910
Rail and rail equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment		56,369	40,734
Transload facilities and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment		78,105	62,557
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 1,695	$ 102,464

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.